VIRTUS TAX-EXEMPT BOND FUND

Virtus Tax-Exempt Bond Fund,

a series of Virtus Insight Trust

Supplement dated December 1, 2014 to the

Summary Prospectuses and the Virtus Insight Trust Statutory Prospectus,

each dated April 30, 2014

Important Notice to Investors

The first paragraph under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund seeks to generate current income exempt from federal income taxes by investing in a diversified portfolio with municipal bonds of varying maturities. The management team focuses on high quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities.

The following disclosure is hereby added to the fund’s summary prospectus and the summary section of the statutory prospectus under “Principal Risks:”

High-Yield/High-Risk Fixed Income Securities (Junk Bond) Risk. The risk that issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.